Exhibit 99.1

Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	May 2016
Distribution Date	06/15/16
Transaction Month	47
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	June 30, 2012
Closing Date:	July 19, 2012

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,523,858,247.26	85,474	4.43%	53.55
Original Adj. Pool Balance:	$1,495,601,319.13

		Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$341,000,000.00	22.377%	0.29286%	July 15, 2013
Class A-2 Notes	Fixed	$390,000,000.00	25.593%	0.54000%	January 15, 2015
Class A-3 Notes	Fixed	$469,000,000.00	30.777%	0.62000%	September 15, 2016
Class A-4 Notes	Fixed	$181,940,000.00	11.939%	0.81000%	March 15, 2018
Class B Notes	Fixed	$27,670,000.00	1.816%	1.39000%	March 15, 2018
Class C Notes	Fixed	$42,620,000.00	2.797%	1.95000%	October 15, 2018
Total Securities		$1,452,230,000.00	95.300%

Overcollateralization		$43,371,319.13	2.846%
YSOA		$28,256,928.13	1.854%
Total Original Pool Balance		$1,523,858,247.26	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$1,823,485.12	0.0100225	$-	-	$1,823,485.12
Class B Notes	$27,670,000.00	1.0000000	$20,248,637.54	0.7317903	$7,421,362.46
Class C Notes	$42,620,000.00	1.0000000	$42,620,000.00	1.0000000	$-
Total Securities	$72,113,485.12	0.0496571	$62,868,637.54	0.0432911	$9,244,847.58

Weighted Avg. Coupon (WAC)	5.34%		5.38%
Weighted Avg. Remaining Maturity (WARM)	16.74		15.97
Pool Receivables Balance	$102,715,383.42		$93,374,060.75
Remaining Number of Receivables	20,322		19,654

Adjusted Pool Balance	$102,025,511.50		$92,780,663.92

III. COLLECTIONS

Principal:
Principal Collections	$9,270,265.03
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$206,057.43
Total Principal Collections	$9,476,322.46

Interest:
Interest Collections	$445,713.14
Late Fees & Other Charges	$39,302.27
Interest on Repurchase Principal	$-
Total Interest Collections	$485,015.41

Collection Account Interest	$2,806.70
Reserve Account Interest	$2,439.69
Servicer Advances	$-

Total Collections	$9,966,584.26

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Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	May 2016
Distribution Date	06/15/16
Transaction Month	47
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections	$9,966,584.26
Reserve Account Release	$-
Total Available for Distribution	$9,966,584.26

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$85,596.15	$-	$85,596.15	$85,596.15
Collection Account Interest					$2,806.70
Late Fees & Other Charges					$39,302.27
Total due to Servicer					$127,705.12

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$1,230.85		$1,230.85

Total Class A interest:		$1,230.85		$1,230.85	$1,230.85

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$32,051.08		$32,051.08	$32,051.08

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$69,257.50		$69,257.50	$69,257.50

Available Funds Remaining:					$9,736,339.71

Reserve Account Release					$-
Reserve Account Draw					$-

7. Regular Principal Distribution Amount:					$9,244,847.58

	Distributable Amount	Paid Amount
Class A-1 Notes		$-
Class A-2 Notes		$-
Class A-3 Notes		$-
Class A-4 Notes		$1,823,485.12
Class A Notes Total:	$1,823,485.12	$1,823,485.12
Class B Notes Total:	$7,421,362.46	$7,421,362.46
Class C Notes Total:	$-	$-
Total Noteholders Principal	$9,244,847.58	$9,244,847.58

8. Required Deposit to Reserve Account			0.00

9. Trustee Expenses			0.00

10. Remaining Available Collections Released to Certificateholder			491,492.13

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$689,871.92
Beginning Period Amount	$689,871.92
Current Period Amortization	$96,475.09
Ending Period Required Amount	$593,396.83
Ending Period Amount	$593,396.83
Next Distribution Date Required Amount	$505,623.46

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$7,478,006.60
Beginning Period Amount	$7,478,006.60
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$7,478,006.60
Ending Period Amount	$7,478,006.60

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$29,912,026.38	$29,912,026.38	$29,912,026.38
Overcollateralization as a % of Original Adjusted Pool	2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool	29.32%	32.24%	32.24%

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Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	May 2016
Distribution Date	06/15/16
Transaction Month	47
30/360 Days	30
Actual/360 Days	30

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	97.32%	19,127	95.77%	$89,424,173.69
30 - 60 Days	2.27%	447	3.56%	$3,322,357.83
61 - 90 Days	0.35%	69	0.59%	$551,905.85
91-120 Days	0.06%	11	0.08%	$75,623.38
121 + Days	0.00%	0	0.00%	$-
Total		19,654		$93,374,060.75

Delinquent Receivables 30+ Days Past Due
Current Period	2.68%	527	4.23%	$3,949,887.06
1st Preceding Collection Period	2.27%	461	3.53%	$3,630,988.26
2nd Preceding Collection Period	2.25%	478	3.46%	$3,899,765.81
3rd Preceding Collection Period	2.30%	512	3.46%	$4,293,281.48
Four-Month Average	2.37%		3.67%

Repossession in Current Period		14		$108,949.11
Repossession Inventory		27		$52,804.67

Current Charge-Offs
Gross Principal of Charge-Offs				$71,057.64
Recoveries				$(206,057.43)
Net Loss				$(134,999.79)

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				-1.58%

Average Pool Balance for Current Period				$98,044,722.08

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				-1.65%
1st Preceding Collection Period				-0.65%
2nd Preceding Collection Period				-1.60%
3rd Preceding Collection Period				-0.38%
Four-Month Average				-1.07%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	10	2,580	$37,453,820.16
Recoveries	22	2,425	$(24,921,574.13)
Net Loss			$12,532,246.03
Cumulative Net Loss as a % of Initial Pool Balance			0.82%

Net Loss for Receivables that have experienced a Net Loss *	3	2,107	$12,714,398.89
Average Net Loss for Receivables that have experienced a Net Loss			$6,034.36

Principal Balance of Extensions			$498,884.34
Number of Extensions			60

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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